Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	BRASKEM SA
Entity Central Index Key	0001071438
Document Type	20-F
Entity Incorporation, State or Country Code	D5
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Preferred Shares, Class A, without par value per share, each represented by American Depositary Shares
Trading Symbol	BAK
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	451,668,652
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019